Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

June 24, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 033-12213 and 811-05037
Ladies and Gentlemen:
On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy that provides information regarding the reorganization of the Akre Focus Fund (the “Target Fund”), a series of the Trust, into the Akre Focus ETF (the “Acquiring Fund”), a series of the Trust.
The Form N-14 registration statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.
If you have any questions regarding the enclosed, please contact the undersigned at (626) 914-7363 or elaine.richards@usbank.com.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Vice President and Secretary of the Trust

Enclosures